Commitments	12 Months Ended
Dec. 31, 2011
Commitments
Commitments

(22)              Commitments

As of December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated RMB 4,316,866 (US$685,881).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ending December 31,	RMB	US$
2012	1,301,955	206,860
2013	2,271,241	360,864
2014	2,397,492	380,923
2015	2,859,348	454,305
2016	2,253,202	357,998
Thereafter	6,792,370	1,079,199
Total	17,875,608	2,840,149

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements amounted to RMB 10,224,888 (US$1,624,571) as of December 31, 2011.